Shareholder Report, Holdings (Details) - C000229339	May 31, 2024
FR_31418EBR0
Holdings [Line Items]
Percent of Net Asset Value	14.50%
FR_91282CHE4
Holdings [Line Items]
Percent of Net Asset Value	13.10%
FR_36179WQA9
Holdings [Line Items]
Percent of Net Asset Value	6.60%
FR_3132DWDJ9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
FR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
FR_46138G508
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_46648HBC6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
FR_33767JAG7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_40443DAD4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
U.S. Government Agency Securities
Holdings [Line Items]
Percent of Total Investments	26.60%
U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	18.00%
AAA Rated
Holdings [Line Items]
Percent of Total Investments	10.20%
AA Rated
Holdings [Line Items]
Percent of Total Investments	6.30%
A Rated
Holdings [Line Items]
Percent of Total Investments	5.70%
BBB Rated
Holdings [Line Items]
Percent of Total Investments	11.80%
BB Rated and Below
Holdings [Line Items]
Percent of Total Investments	16.40%
Not Rated
Holdings [Line Items]
Percent of Total Investments	5.20%
Reserves
Holdings [Line Items]
Percent of Total Investments	(0.20%)